Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans
Summary of net loans, by loan type

	December 31,
	2011	2010
	(Dollars in thousands)
Commercial, financial and agricultural	$2,560,102	$2,615,878
Real estate—mortgage	895,870	948,982
Real estate—construction	1,273,389	1,473,471
Consumer	94,109	126,047
Foreign	230,005	245,625

Total loans	$5,053,475	$5,410,003